Business Acquisition - Pro forma (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net income (loss)	$ (437)	$ 46	$ (391)	$ 185
GE Transaction Agreement
Business Acquisition [Line Items]
Business acquisition, pro forma revenue			21,841	22,915
Business acquisition, pro forma net income			(485)	(2,883)
Net income (loss)	$ 256		$ (147)	$ (1,005)
Loss per Class A share - basic and diluted			$ (0.34)	$ (2.35)
Loss per Class A share - basic and diluted			$ (0.35)	$ (2.33)